Income Taxes - Schedule of Reconciliations of The Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax expense	¥ (6,419,686)	$ (1,007,389)	¥ (3,176,914)	¥ (1,873,383)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefit computed at the statutory income tax rate	¥ (1,604,922)	$ (251,847)	¥ (794,228)	¥ (468,346)
Non-deductible expenses	(8,320)	(1,306)	6,368	17,455
Transfer pricing adjustment	102,468	16,079
Non-taxable income	(1,561)	(245)	(126)
Research and development super-deduction	64,806	10,170	(55,306)	(5,831)
Statutory income/(expense)	(5,244)	(823)	7,298	80,846
Effect of preferential tax	5,022	788	22,992	137,154
Changes in valuation allowances	1,465,818	230,019	784,611	353,871
Impact of changes in tax rate on deferred tax	(5,023)	(788)	(16,464)	(143,683)
Effect of income tax rate difference in other jurisdictions	(3,671)	(576)	44,855	28,534
Income tax expenses	¥ 9,373	$ 1,471	¥ 0	¥ 0